Share Based Payments - Additional Information (Detail) £ in Millions	3 Months Ended
	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 0.4	£ 0.4
U.K. Share-Based Payment Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	120,750
Share options granted, vesting period	4 years